Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Current tax expense/(benefit):
Bermuda	$ 0	$ 0	$ 0	$ 0
Foreign	30	34	12	22
Deferred tax expense/(benefit):
Bermuda	0	0	0	0
Foreign	(22)	(4)	(7)	(61)
Total tax expense/(benefit)	$ 8	$ 30	$ 5	$ (39)
Effective tax rate	(1.30%)	(0.80%)	(0.10%)	3.10%